STOCK AWARDS, WARRANTS AND OPTIONS (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility		118.00%
Expected term	7 years
Dividend yield	0.00%	0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	117.00%
Expected term		7 years
Risk-free interest rates	2.23%	2.30%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	112.00%
Expected term		1 month 6 days
Risk-free interest rates	2.15%	0.13%